Variable Interest Entities (Details) (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Variable Interest Entities (Textuals) [Abstract]
Securitization Bonds	$ 2,281,000,000	[1]	$ 1,688,000,000	[1]
Securitized Transition Assets	2,117,000,000		1,627,000,000
Percentage Ownership of "Allegheny Series" by a Nonaffiliated Company	100.00%
Sabine Mining Co [Member]
Billings to Affiliates [Abstract]
Billings from VIE	147,000,000		128,000,000		133,000,000
Variable Interest Entities (Textuals) [Abstract]
Billings from VIE	147,000,000		128,000,000		133,000,000
Sabine Mining Co [Member] | Current Assets [Member]
ASSETS
Assets	57,000,000		48,000,000
Sabine Mining Co [Member] | Net Property Plant And Equipment [Member]
ASSETS
Assets	170,000,000		154,000,000
Sabine Mining Co [Member] | Other Non Current Assets [Member]
ASSETS
Assets	55,000,000		42,000,000
Sabine Mining Co [Member] | Total Assets [Member]
ASSETS
Assets	282,000,000		244,000,000
Sabine Mining Co [Member] | Current Liabilities [Member]
LIABILITIES AND EQUITY
Liabilities and Equity	32,000,000		68,000,000
Sabine Mining Co [Member] | Noncurrent Liabilities [Member]
LIABILITIES AND EQUITY
Liabilities and Equity	250,000,000		176,000,000
Sabine Mining Co [Member] | Equity [Member]
LIABILITIES AND EQUITY
Liabilities and Equity	0		0
Sabine Mining Co [Member] | Total Liabilities And Equity [Member]
LIABILITIES AND EQUITY
Liabilities and Equity	282,000,000		244,000,000
DCC Fuel [Member]
Variable Interest Entities (Textuals) [Abstract]
Payments Made by I&M to DCC Fuel	127,000,000		85,000,000		59,000,000
DCC Fuel [Member] | Current Assets [Member]
ASSETS
Assets	133,000,000		118,000,000
DCC Fuel [Member] | Net Property Plant And Equipment [Member]
ASSETS
Assets	176,000,000		188,000,000
DCC Fuel [Member] | Other Non Current Assets [Member]
ASSETS
Assets	92,000,000		118,000,000
DCC Fuel [Member] | Total Assets [Member]
ASSETS
Assets	401,000,000		424,000,000
DCC Fuel [Member] | Current Liabilities [Member]
LIABILITIES AND EQUITY
Liabilities and Equity	121,000,000		103,000,000
DCC Fuel [Member] | Noncurrent Liabilities [Member]
LIABILITIES AND EQUITY
Liabilities and Equity	280,000,000		321,000,000
DCC Fuel [Member] | Equity [Member]
LIABILITIES AND EQUITY
Liabilities and Equity	0		0
DCC Fuel [Member] | Total Liabilities And Equity [Member]
LIABILITIES AND EQUITY
Liabilities and Equity	401,000,000		424,000,000
Protected Cell Of Energy Insurance Services, Inc. [Member]
Variable Interest Entities (Textuals) [Abstract]
Insurance Premium Expense to Protected Cell	32,000,000		48,000,000		35,000,000
Protected Cell Of Energy Insurance Services, Inc. [Member] | Current Assets [Member]
ASSETS
Assets	130,000,000		121,000,000
Protected Cell Of Energy Insurance Services, Inc. [Member] | Net Property Plant And Equipment [Member]
ASSETS
Assets	0		0
Protected Cell Of Energy Insurance Services, Inc. [Member] | Other Non Current Assets [Member]
ASSETS
Assets	4,000,000		6,000,000
Protected Cell Of Energy Insurance Services, Inc. [Member] | Total Assets [Member]
ASSETS
Assets	134,000,000		127,000,000
Protected Cell Of Energy Insurance Services, Inc. [Member] | Current Liabilities [Member]
LIABILITIES AND EQUITY
Liabilities and Equity	43,000,000		40,000,000
Protected Cell Of Energy Insurance Services, Inc. [Member] | Noncurrent Liabilities [Member]
LIABILITIES AND EQUITY
Liabilities and Equity	66,000,000		71,000,000
Protected Cell Of Energy Insurance Services, Inc. [Member] | Equity [Member]
LIABILITIES AND EQUITY
Liabilities and Equity	25,000,000		16,000,000
Protected Cell Of Energy Insurance Services, Inc. [Member] | Total Liabilities And Equity [Member]
LIABILITIES AND EQUITY
Liabilities and Equity	134,000,000		127,000,000
AEP Credit, Inc. [Member]
Variable Interest Entities (Textuals) [Abstract]
Minimum Percentage of Equity AEP Provides	5.00%
Percentage of Short Term Borrowing Needs in Excess of Third Party Financings	20.00%
AEP Credit, Inc. [Member] | Current Assets [Member]
ASSETS
Assets	843,000,000		910,000,000
AEP Credit, Inc. [Member] | Net Property Plant And Equipment [Member]
ASSETS
Assets	0		0
AEP Credit, Inc. [Member] | Other Non Current Assets [Member]
ASSETS
Assets	1,000,000		1,000,000
AEP Credit, Inc. [Member] | Total Assets [Member]
ASSETS
Assets	844,000,000		911,000,000
AEP Credit, Inc. [Member] | Current Liabilities [Member]
LIABILITIES AND EQUITY
Liabilities and Equity	800,000,000		864,000,000
AEP Credit, Inc. [Member] | Noncurrent Liabilities [Member]
LIABILITIES AND EQUITY
Liabilities and Equity	1,000,000		1,000,000
AEP Credit, Inc. [Member] | Equity [Member]
LIABILITIES AND EQUITY
Liabilities and Equity	43,000,000		46,000,000
AEP Credit, Inc. [Member] | Total Liabilities And Equity [Member]
LIABILITIES AND EQUITY
Liabilities and Equity	844,000,000		911,000,000
PATH West Virginia Transmission Co, LLC [Member] | Capital Contribution From Parent [Member]
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures [Abstract]
As Reported on the Balance Sheet	19,000,000		19,000,000
Maximum Exposure	19,000,000		19,000,000
PATH West Virginia Transmission Co, LLC [Member] | Retained Earnings [Member]
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures [Abstract]
As Reported on the Balance Sheet	12,000,000		10,000,000
Maximum Exposure	12,000,000		10,000,000
PATH West Virginia Transmission Co, LLC [Member] | Total Investment [Member]
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures [Abstract]
As Reported on the Balance Sheet	31,000,000		29,000,000
Maximum Exposure	31,000,000		29,000,000
Dolet Hills Lignite Co, LLC [Member]
Billings to Affiliates [Abstract]
Billings from VIE	77,000,000		62,000,000		56,000,000
Variable Interest Entities (Textuals) [Abstract]
Billings from VIE	77,000,000		62,000,000		56,000,000
Percentage of VIE Sales of Lignite Produced	50.00%
Percentage of DHLCs Debt Guaranteed by Each SWEPCo and CLECO	50.00%
Percentage of Management Fee Received by SWEPCo from DHLC	100.00%
Dolet Hills Lignite Co, LLC [Member] | Capital Contribution From Parent [Member]
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures [Abstract]
As Reported on the Balance Sheet	8,000,000		8,000,000
Maximum Exposure	8,000,000		8,000,000
Dolet Hills Lignite Co, LLC [Member] | Retained Earnings [Member]
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures [Abstract]
As Reported on the Balance Sheet	1,000,000		1,000,000
Maximum Exposure	1,000,000		1,000,000
Dolet Hills Lignite Co, LLC [Member] | SWEPCo's Guarantee Of Debt [Member]
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures [Abstract]
As Reported on the Balance Sheet	0		0
Maximum Exposure	49,000,000		52,000,000
Dolet Hills Lignite Co, LLC [Member] | Total Investment [Member]
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures [Abstract]
As Reported on the Balance Sheet	9,000,000		9,000,000
Maximum Exposure	58,000,000		61,000,000
AEP Texas Central Transition Funding Co [Member] | Current Assets [Member]
ASSETS
Assets	250,000,000		220,000,000
AEP Texas Central Transition Funding Co [Member] | Net Property Plant And Equipment [Member]
ASSETS
Assets	0		0
AEP Texas Central Transition Funding Co [Member] | Other Non Current Assets [Member]
ASSETS
Assets	2,167,000,000	[2]	1,580,000,000
Variable Interest Entities (Textuals) [Abstract]
Intercompany Item Eliminated in Consolidation	89,000,000
AEP Texas Central Transition Funding Co [Member] | Total Assets [Member]
ASSETS
Assets	2,417,000,000		1,800,000,000
AEP Texas Central Transition Funding Co [Member] | Current Liabilities [Member]
LIABILITIES AND EQUITY
Liabilities and Equity	304,000,000		229,000,000
AEP Texas Central Transition Funding Co [Member] | Noncurrent Liabilities [Member]
LIABILITIES AND EQUITY
Liabilities and Equity	2,095,000,000		1,557,000,000
AEP Texas Central Transition Funding Co [Member] | Equity [Member]
LIABILITIES AND EQUITY
Liabilities and Equity	18,000,000		14,000,000
AEP Texas Central Transition Funding Co [Member] | Total Liabilities And Equity [Member]
LIABILITIES AND EQUITY
Liabilities and Equity	2,417,000,000		1,800,000,000
Appalachian Power Co [Member] | Billings from AEP Service Corporation [Member]
Billings to Affiliates [Abstract]
Billings from VIE	195,176,000		195,787,000		238,367,000
Variable Interest Entities (Textuals) [Abstract]
Billings from VIE	195,176,000		195,787,000		238,367,000
Appalachian Power Co [Member] | Carrying Amount in AEP Service Corporation's Accounts Payable [Member]
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures [Abstract]
As Reported on the Balance Sheet	29,819,000		20,812,000
Maximum Exposure	29,819,000		20,812,000
Indiana Michigan Power Co [Member] | DCC Fuel [Member]
Variable Interest Entities (Textuals) [Abstract]
Payments Made by I&M to DCC Fuel	127,000,000		85,000,000		59,000,000
Indiana Michigan Power Co [Member] | DCC Fuel [Member] | Current Assets [Member]
ASSETS
Assets	132,886,000		118,144,000
Indiana Michigan Power Co [Member] | DCC Fuel [Member] | Net Property Plant And Equipment [Member]
ASSETS
Assets	176,065,000		188,375,000
Indiana Michigan Power Co [Member] | DCC Fuel [Member] | Other Non Current Assets [Member]
ASSETS
Assets	92,473,000		117,772,000
Indiana Michigan Power Co [Member] | DCC Fuel [Member] | Total Assets [Member]
ASSETS
Assets	401,424,000		424,291,000
Indiana Michigan Power Co [Member] | DCC Fuel [Member] | Current Liabilities [Member]
LIABILITIES AND EQUITY
Liabilities and Equity	120,873,000		102,946,000
Indiana Michigan Power Co [Member] | DCC Fuel [Member] | Noncurrent Liabilities [Member]
LIABILITIES AND EQUITY
Liabilities and Equity	280,551,000		321,345,000
Indiana Michigan Power Co [Member] | DCC Fuel [Member] | Equity [Member]
LIABILITIES AND EQUITY
Liabilities and Equity	0		0
Indiana Michigan Power Co [Member] | DCC Fuel [Member] | Total Liabilities And Equity [Member]
LIABILITIES AND EQUITY
Liabilities and Equity	401,424,000		424,291,000
Indiana Michigan Power Co [Member] | Billings from AEP Service Corporation [Member]
Billings to Affiliates [Abstract]
Billings from VIE	127,232,000		126,505,000		139,920,000
Variable Interest Entities (Textuals) [Abstract]
Billings from VIE	127,232,000		126,505,000		139,920,000
Indiana Michigan Power Co [Member] | Billings from AEP Generating Company [Member]
Billings to Affiliates [Abstract]
Billings from VIE	238,865,000		228,739,000		235,741,000
Variable Interest Entities (Textuals) [Abstract]
Billings from VIE	238,865,000		228,739,000		235,741,000
Indiana Michigan Power Co [Member] | Carrying Amount in AEP Service Corporation's Accounts Payable [Member]
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures [Abstract]
As Reported on the Balance Sheet	17,911,000		13,741,000
Maximum Exposure	17,911,000		13,741,000
Indiana Michigan Power Co [Member] | Carrying Amount in AEP Generating Company's Accounts Payable [Member]
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures [Abstract]
As Reported on the Balance Sheet	25,498,000		25,731,000
Maximum Exposure	25,498,000		25,731,000
Ohio Power Co [Member] | Billings from AEP Service Corporation [Member]
Billings to Affiliates [Abstract]
Billings from VIE	277,232,000		279,652,000		332,431,000
Variable Interest Entities (Textuals) [Abstract]
Billings from VIE	277,232,000		279,652,000		332,431,000
Ohio Power Co [Member] | Billings from AEP Generating Company [Member]
Billings to Affiliates [Abstract]
Billings from VIE	203,582,000		185,741,000		113,801,000
Variable Interest Entities (Textuals) [Abstract]
Billings from VIE	203,582,000		185,741,000		113,801,000
Ohio Power Co [Member] | Carrying Amount in AEP Service Corporation's Accounts Payable [Member]
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures [Abstract]
As Reported on the Balance Sheet	39,323,000		29,823,000
Maximum Exposure	39,323,000		29,823,000
Ohio Power Co [Member] | Carrying Amount in AEP Generating Company's Accounts Payable [Member]
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures [Abstract]
As Reported on the Balance Sheet	16,302,000		22,139,000
Maximum Exposure	16,302,000		22,139,000
Public Service Co of Oklahoma [Member] | Billings from AEP Service Corporation [Member]
Billings to Affiliates [Abstract]
Billings from VIE	89,199,000		84,028,000		102,116,000
Variable Interest Entities (Textuals) [Abstract]
Billings from VIE	89,199,000		84,028,000		102,116,000
Public Service Co of Oklahoma [Member] | Carrying Amount in AEP Service Corporation's Accounts Payable [Member]
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures [Abstract]
As Reported on the Balance Sheet	13,381,000		9,280,000
Maximum Exposure	13,381,000		9,280,000
Southwestern Electric Power Co [Member] | Sabine Mining Co [Member]
Billings to Affiliates [Abstract]
Billings from VIE	147,000,000		128,000,000		133,000,000
Variable Interest Entities (Textuals) [Abstract]
Billings from VIE	147,000,000		128,000,000		133,000,000
Southwestern Electric Power Co [Member] | Sabine Mining Co [Member] | Current Assets [Member]
ASSETS
Assets	56,535,000		48,044,000
Southwestern Electric Power Co [Member] | Sabine Mining Co [Member] | Net Property Plant And Equipment [Member]
ASSETS
Assets	170,436,000		153,715,000
Southwestern Electric Power Co [Member] | Sabine Mining Co [Member] | Other Non Current Assets [Member]
ASSETS
Assets	55,076,000		42,574,000
Southwestern Electric Power Co [Member] | Sabine Mining Co [Member] | Total Assets [Member]
ASSETS
Assets	282,047,000		244,333,000
Southwestern Electric Power Co [Member] | Sabine Mining Co [Member] | Current Liabilities [Member]
LIABILITIES AND EQUITY
Liabilities and Equity	31,446,000		67,779,000
Southwestern Electric Power Co [Member] | Sabine Mining Co [Member] | Noncurrent Liabilities [Member]
LIABILITIES AND EQUITY
Liabilities and Equity	250,340,000		176,163,000
Southwestern Electric Power Co [Member] | Sabine Mining Co [Member] | Equity [Member]
LIABILITIES AND EQUITY
Liabilities and Equity	261,000		391,000
Southwestern Electric Power Co [Member] | Sabine Mining Co [Member] | Total Liabilities And Equity [Member]
LIABILITIES AND EQUITY
Liabilities and Equity	282,047,000		244,333,000
Southwestern Electric Power Co [Member] | Dolet Hills Lignite Co, LLC [Member]
Billings to Affiliates [Abstract]
Billings from VIE	77,000,000		62,000,000		56,000,000
Variable Interest Entities (Textuals) [Abstract]
Billings from VIE	77,000,000		62,000,000		56,000,000
Percentage of VIE Sales of Lignite Produced	50.00%
Percentage of DHLCs Debt Guaranteed by Each SWEPCo and CLECO	50.00%
Percentage of Management Fee Received by SWEPCo from DHLC	100.00%
Southwestern Electric Power Co [Member] | Dolet Hills Lignite Co, LLC [Member] | Capital Contribution From Parent [Member]
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures [Abstract]
As Reported on the Balance Sheet	7,643,000		7,643,000
Maximum Exposure	7,643,000		7,643,000
Southwestern Electric Power Co [Member] | Dolet Hills Lignite Co, LLC [Member] | Retained Earnings [Member]
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures [Abstract]
As Reported on the Balance Sheet	946,000		1,120,000
Maximum Exposure	946,000		1,120,000
Southwestern Electric Power Co [Member] | Dolet Hills Lignite Co, LLC [Member] | SWEPCo's Guarantee Of Debt [Member]
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures [Abstract]
As Reported on the Balance Sheet	0		0
Maximum Exposure	49,564,000		52,310,000
Southwestern Electric Power Co [Member] | Dolet Hills Lignite Co, LLC [Member] | Total Investment [Member]
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures [Abstract]
As Reported on the Balance Sheet	8,589,000		8,763,000
Maximum Exposure	58,153,000		61,073,000
Southwestern Electric Power Co [Member] | Billings from AEP Service Corporation [Member]
Billings to Affiliates [Abstract]
Billings from VIE	136,642,000		130,148,000		147,928,000
Variable Interest Entities (Textuals) [Abstract]
Billings from VIE	136,642,000		130,148,000		147,928,000
Southwestern Electric Power Co [Member] | Carrying Amount in AEP Service Corporation's Accounts Payable [Member]
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures [Abstract]
As Reported on the Balance Sheet	19,669,000		14,699,000
Maximum Exposure	$ 19,669,000		$ 14,699,000
AEP Generating Co [Member] | Rockport Generating Plant (Unit No. 1) [Member]
Variable Interest Entities (Textuals) [Abstract]
Jointly Owned Utility Plant, Proportionate Ownership Share	50.00%
AEP Generating Co [Member] | Rockport Generating Plant (Unit No. 2) [Member]
Variable Interest Entities (Textuals) [Abstract]
Percentage Interest in Rockport Plant Unit 2 Lease	50.00%
AEP Generating Co [Member] | Lawrenceburg Generating Station [Member]
Variable Interest Entities (Textuals) [Abstract]
Jointly Owned Utility Plant, Proportionate Ownership Share	100.00%
Cleco Power, LLC [Member]
Variable Interest Entities (Textuals) [Abstract]
Percentage of VIE Sales of Lignite Produced	50.00%

[1]	In 2012, AEP Texas Central Transition Funding III LLC issued $800 million of Securitization Bonds (see Note 15).
[2]	Includes an intercompany item eliminated in consolidation of $89 million.